Lease - Summary of Lease Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	₩ 4,612,352	₩ 4,928,988
Less : Discount	(449,209)	(518,485)
Present value of lease payment	4,163,143	4,410,503	₩ 4,621,096
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	639,756	620,121
1~5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	2,047,584	2,158,145
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	₩ 1,925,012	₩ 2,150,722